UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

Managers Investment Group LLC
800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: JANUARY 31, 2005          (1stQuarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Essex Aggressive Growth Fund

January 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 97.9%
Consumer Discretionary - 29.0%
Audible, Inc.*	21,600[2]	$601,992
Brunswick Corp.	23,300	1,074,596
Carnival Corp.	26,800[2]	1,543,680
D.R. Horton, Inc.	18,200	723,996
eBay, Inc.	17,600	1,434,400
Getty Images, Inc.*	22,300	1,554,310
Hughes Supply, Inc.	38,300	1,163,554
Las Vegas Sands Corp.*	11,800	512,120
Nike, Inc., Class B	11,600	1,004,908
Red Robin Gourmet Burgers, Inc.	24,600	1,162,350
Royal Caribbean Cruises, Ltd.	25,100[2]	1,330,300
Texas Roadhouse, Inc., Class A	30,600	983,484
Walt Disney Co., The	36,000	1,030,680
XM Satellite Radio Holdings, Inc.*	24,100[2]	769,031
Total Consumer Discretionary		14,889,401

Consumer Staples - 1.9%
Brown-Forman Corp.	20,800	1,003,184

Energy - 11.0%
BJ Services Co.	12,500	600,625
Halliburton Co.	36,200	1,488,906
National-Oilwell, Inc.	16,800[2]	619,584
Patterson-UTI Energy, Inc.	30,500	593,225
Schlumberger, Ltd.	22,500[2]	1,530,900
Smith International, Inc.	14,200	840,640
Total Energy		5,673,880

Financials - 10.1%
Archipelago Holdings, Inc. *	50,100	950,397
CB Richard Ellis Group, Inc.	17,000	594,830
Citigroup, Inc.	21,300	1,044,765
East West Bancorp, Inc.	18,300	712,602
GFI Group, Inc.*	2,350	61,664
Harris & Harris Group, Inc.*	41,800[2]	533,786
Investors Financial Services Corp.	11,700[2]	589,796
MarketAxess Holdings, Inc.*	46,230	642,135
optionsXpress, Inc.*	2,270	46,036
Total Financials		5,176,011

Health Care - 13.8%
Genentech, Inc.	15,100	720,421
Gen-Probe, Inc.*	32,400[2]	1,581,444
Gilead Sciences, Inc.	32,700	1,082,370
Martek Biosciences Corp.*	25,500[2]	1,346,910
Protein Design Labs, Inc.*	52,300[2]	1,054,891
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	44,600[2]	1,281,358
Total Health Care		7,067,394

Industrials - 12.9%
CoStar Group, Inc.*	26,080	1,120,136
Cummins, Inc.	14,290[2]	1,109,904
J.B. Hunt Transport Services, Inc.	15,000[2]	661,800
Mine Safety Appliances Co.	17,500	856,800
Old Dominion Freight Line, Inc.	14,850	524,948
Stericycle, Inc.	24,200	1,244,606
UTI Worldwide, Inc.	16,000	1,102,080
Total Industrials		6,620,274

Information Technology - 19.2%
AudioCodes, Ltd.*	34,100[2]	520,707
FLIR Systems, Inc.	21,900[2]	1,334,805
Intel Corp.	34,000	763,300
Kanbay International, Inc. *	20,800	560,560
MICROS Systems, Inc.	26,000[2]	1,817,400
Shopping.com, Ltd.*	22,730[2]	505,970
Take-Two Interactive Software, Inc.	32,300[2]	1,138,575
VASCO Data Security International, Inc.*	19,500[2]	151,905
Xerox Corp.*	96,800	1,537,184
Yahoo!, Inc.	43,100	1,517,551
Total Information Technology		9,847,957

Total Common Stocks (cost $43,378,975)		50,278,101

Other Investment Companies - 27.0%[1]
Bank of New York Institutional Cash Reserves Fund, 2.48%[3]	13,492,666	13,492,666
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.23%	407,653	407,653
Total Short-Term Investments (cost $13,900,319)		13,900,319

Total Investments - 124.9%
(cost $57,279,294)		64,178,420

Other Assets, less Liabilities - (24.9)%		(12,800,999)
Net Assets - 100.0%		$51,377,421

Note:	Based on the cost of investments of $57,382,431 for Federal income tax purposes at January 31, 2005, the aggregate gross unrealized appreciation and depreciation were $7,653,561 and $857,572, respectively, resulting in net unrealized appreciation of investments of $6,795,989.

        * Non-income-producing securities.

[1]	Yields shown for an investment company represent the January 31, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $11,182,218, or 21.8% of net assets, were out on loan to various brokers.

3	Collateral received from brokers for securities lending was invested in this short-term investment.

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

Essex Large Cap Growth Fund

January 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 22.7%
Bed Bath & Beyond, Inc.	6,325	$254,833
Brunswick Corp.	5,100	235,212
Carnival Corp.	3,100 [2]	178,560
D.R. Horton, Inc.	4,100	163,098
eBay, Inc.	2,225	181,338
International Game Technology	3,000	93,900
Las Vegas Sands Corp.*	3,480 [2]	151,032
Nike, Inc., Class B	2,350	203,581
Pulte Homes, Inc.	2,600	171,808
Royal Caribbean Cruises, Ltd.	2,350	124,550
Viacom, Inc., Class B*	5,350	199,769
Walt Disney Co., The	10,600	303,478
Total Consumer Discretionary		2,261,159

Consumer Staples - 6.5%
Brown-Forman Corp	2,100	101,283
Wal-Mart Stores, Inc.	6,530	342,172
Wm. Wrigley Jr. Co.	2,900	204,131
Total Consumer Staples		647,586

Energy - 7.7%
BJ Services Co.	4,750	228,237
Halliburton Co.	3,550	146,012
Schlumberger, Ltd.	5,775 [2]	392,931
Total Energy		767,180

Financials - 10.5%
American International Group, Inc.	3,575	236,986
Citigroup, Inc.	4,500	220,725
Goldman Sachs Group, Inc.	1,400	150,990
Investors Financial Services Corp.	3,250 [2]	163,833
Merrill Lynch & Co., Inc.	2,575	154,680
Wells Fargo & Co.	1,800	110,340
Total Financials		1,037,554

Health Care - 17.5%
Beckman Coulter, Inc.	3,000 [2]	201,000
Biogen Idec, Inc.	3,100	201,376
Boston Scientific Corp.	4,550	150,423
Caremark Rx, Inc.	3,000	117,300
Fisher Scientific International, Inc.	2,350	148,403
Genentech, Inc.	4,800 [2]	229,008
Gilead Sciences, Inc.	5,900	195,290
Novartis AG	4,525 [2]	216,657
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	9,800	281,554
Total Health Care		1,741,011

Industrials - 10.7%
3M Co.	2,475	208,791
Cummins, Inc.	2,750	213,593
FedEx Corp.	2,100	200,865
Southwest Airlines Co.	6,450	93,396
United Parcel Service, Inc., Class B	4,675	349,129
Total Industrials		1,065,774

Information Technology - 22.0%
Applied Materials, Inc.	5,950	94,605
Cisco Systems, Inc.	15,250	275,110
Dell, Inc.	7,000	292,320
Electronic Arts, Inc.*	2,000	128,680
EMC Corp.	9,200	120,520
Intel Corp.	13,475	302,514
Marvell Technology Group Ltd.*	3,000 [2]	100,350
Microsoft Corp.	9,350	245,718
Novell, Inc.*	29,900	172,523
Qualcomm, Inc.	2,450	91,238
Veritas Software Corp.*	6,550	168,466
Yahoo!, Inc.	5,500	193,655
Total Information Technology		2,185,699

Materials - 1.0%
Eastman Chemical Co*	1,800	97,470

Total Common Stocks (cost $9,509,793)		9,803,433

Other Investment Companies - 11.4%[1]
Bank of New York Institutional Cash Reserves Fund, 2.48%[3]	988,268	988,268
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.23%	149,002	149,002
Total Other Investment Companies (cost $1,137,742)		1,137,270

Total Investments - 110.0%
(cost $10,647,535)		10,940,703

Other Assets, less Liabilities - (10.0)%		(993,615)
Net Assets - 100.0%		$9,947,088

Note:	Based on the cost of investments of $10,653,728 for Federal income tax purposes at January 31, 2005, the aggregate gross unrealized appreciation and depreciation were $616,930 and $329,483, respectively, resulting in net unrealized appreciation of investments of $287,447.

        * Non-income-producing securities.

[1]	Yields shown for an investment company represent the January 31, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $974,449, or 9.8% of net assets, were out on loan to various brokers.

3	Collateral received from brokers for securities lending was invested in this short-term investment.

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

Rorer Large-Cap Fund

January 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 21.9%
Best Buy Co., Inc.	441	$23,721
Eastman Kodak Co.	774	25,612
EchoStar Communications Corp.*	762	23,249
Lowe's Co., Inc.	460	26,215
McDonald's Corp.	815	26,398
Time Warner Co., Inc.	1,320	23,760
Viacom, Inc., Class B*	635	23,711
Total Consumer Discretionary		172,666

Consumer Staples - 6.4%
CVS Corp.	599	27,764
Procter & Gamble Co.	423	22,516
Total Consumer Staples		50,280

Energy - 9.3%
ChevronTexaco Corp.	420	22,848
ConocoPhillips Co.	265	24,589
Exxon Mobil Corp.	500	25,800
Total Energy		73,237

Financials - 19.4%
AFLAC Inc.	482	19,044
Bank of New York Co., Inc., (The)	705	20,946
Citigroup, Inc.	515	25,261
Goldman Sachs Group, Inc.	245	26,423
JPMorgan Chase & Co.	615	22,958
Morgan Stanley Co.	225	12,591
U.S. Bancorp	850	25,542
Total Financials		152,765

Health Care - 17.3%
Abbott Laboratories Co.	560	25,211
Amgen, Inc.	125	7,780
CIGNA Corp.	330	26,483
Forest Laboratories, Inc.	575	23,880
Johnson & Johnson Co.	422	27,302
Quest Diagnostics, Inc.	275	26,208
Total Health Care		136,864

Industrials - 6.2%
General Electric Co.	685	24,749
Southwest Airlines Co.	1,690	24,471
Total Industrials		49,220

Information Technology - 17.9%
Cisco Systems, Inc.	1,110	20,024
Fiserv, Inc.	670	25,628
Hewlett-Packard Co.	1,470	28,797
Intel Corp.	344	7,723
International Business Machines Corp.	237	22,141
Lexmark International, Inc.	190	15,837
Motorola, Inc.	1,335	21,012
Total Information Technology		141,162

Total Common Stocks
(cost $710,955)		776,194

Other Investment Companies - 2.0%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.23%[1] (cost $15,795)	15,795	15,795

Total Investments - 100.4%
(cost $726,750)		791,989

Other Assets, less Liabilities - (0.4)%		(3,069)
Net Assets - 100.0%		$788,920

Note:	Based on the approximate cost of investments of $729,878 for Federal income tax purposes at January 31, 2005, the aggregate gross unrealized appreciation and depreciation were $74,239 and $12,128, respectively, resulting in net unrealized appreciation of investments of $62,111.

  * Non-income-producing securities.

[1]	Yield shown for each investment company represents the January 31, 2005 seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Rorer Mid-Cap Fund

January 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 93.8%
Consumer Discretionary - 28.2%
Eastman Kodak Co.	1,035	$34,248
Liz Claiborne, Inc.	753	31,581
Priceline.com, Inc.*	1,360	30,722
RadioShack Corp.	1,051	34,809
Reebok International Ltd.	794	35,357
Staples, Inc.	981	32,118
Williams-Sonoma, Inc.	773	26,746
Total Consumer Discretionary		225,581

Consumer Staples - 4.7%
BJ's Wholesale Club, Inc.	1,326	37,937

Energy - 4.9%
Newfield Exploration Co.	641	39,229

Financials - 14.9%
Bear Stearns Co., Inc., The	353	35,674
E*Trade Group, Inc.	2,627	36,121
HCC Insurance Holdings, Inc.	422	13,871
Mercury General Corp.	584	33,230
Total Financials		118,896

Health Care - 11.9%
Cephalon, Inc.*	663	32,620
Health Management Associates, Inc.	1,231	27,180
Quest Diagnostics, Inc.	368	35,070
Total Health Care		94,870

Industrials - 9.1%
Dover Corp.	809	30,985
Dycom Industries, Inc.*	300	8,151
Navistar International Corp. *	867	33,744
Total Industrials		72,880

Information Technology - 15.3%
Computer Sciences Corp.	487	25,090
Fiserv, Inc.	805	30,791
Kla-Tencor Corp.	170	7,863
Linear Technology Corp.	699	26,380
Sungard Data Systems, Inc.	1,207	32,456
Total Information Technology		122,580

Utilities - 4.8%
Constellation Energy Group	774	38,700

Total Common Stocks
(cost $702,163)		750,673

Other Investment Companies - 4.2%[1]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.23% (cost $33,412)	33,412	33,412

Total Investments - 98.0%
(cost $735,575)		784,085

Other Assets, less Liabilities - 2.0%		16,154
Net Assets - 100.0%		$800,239

Note:	Based on the approximate cost of investments of $737,885 for Federal income tax purposes at January 31, 2005, the aggregate gross unrealized appreciation and depreciation were $52,520 and $6,320, respectively, resulting in net unrealized appreciation of investments of $46,200.

*	Non-income-producing securities.

[1]	Yields shown for these investment companies represent the January 31, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Item 2. Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By: Peter M. Lebovitz
Peter M. Lebovitz, President

Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Peter M. Lebovitz
Peter M. Lebovitz, President

Date: March 22, 2005

By: Galan G. Daukas
Galan G. Daukas, Chief Financial Officer

Date: March 22, 2005